MERRILL LYNCH
HEALTHCARE
FUND, INC.




FUND LOGO




Quarterly Report

July 31, 1998



This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Company unless accompanied or preceded by the Company's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.







Merrill Lynch
Healthcare Fund, Inc.
Box 9011
Princeton, NJ
08543-9011

Printed on post-consumer recycled paper



MERRILL LYNCH HEALTH CARE FUND, INC.


Officers and
Directors

Arthur Zeikel, President and Director
Donald Cecil, Director
Edward H. Meyer, Director
Charles C. Reilly, Director
Richard R. West, Director
Edward D. Zinbarg, Director
Terry K. Glenn, Executive Vice President
Norman R. Harvey, Senior Vice President
Philip L. Kirstein, Senior Vice President
Jordan C. Schreiber, Senior Vice President and
   Portfolio Manager
Donald C. Burke, Vice President
Gerald M. Richard, Treasurer
Philip M. Mandel, Secretary

Custodian
The Chase Manhattan Bank
Global Securities Services
4 Chase MetroTech Center, 18th Floor
Brooklyn, NY 11245

Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863


Merrill Lynch Healthcare Fund, Inc., July 31, 1998


DEAR SHAREHOLDER


For the three-month period ended July 31, 1998, Merrill Lynch
Healthcare Fund, Inc.'s Class A, Class B, Class C and Class D
Shares had total returns of +1.41%, +1.18%, +1.01% and +1.23%, respectively. (Fund performance does not reflect sales charges, and would be lower if sales charges were included. Complete performance information can be found on pages 4 and 5 of this report to shareholders.)

Investment Environment
Worldwide capital markets in the quarter ended July 31, 1998 were negatively impacted by the ongoing Asian financial crisis. The sharp contraction in business activity in the Asian countries had begun to threaten US and European economic growth. At the same time, the US dollar's strength continued, especially relative to the Asian currencies, as global investors sought the relatively safe haven of US dollar-denominated investments.

As a result of these events, few US and European industry groups were able to maintain their earnings growth rates. Accordingly, those few companies with intact sales and earnings growth attracted investor interest, and their shares rose to historically high valuation levels. Large-capitalization pharmaceutical and medical technology companies in the United States were prominent among those stocks that outperformed the stock market in general. However, as the July quarter closed, there were even fewer issues favored by investors, even within the healthcare sector, as a general market pullback developed in the United States and other major equity markets.

In this investment climate, our strategy for Merrill Lynch Healthcare Fund, Inc. was to seek to balance our emphasis on large-capitalization issues with increased representation in less richly valued mid-capitalization healthcare companies with reasonable growth rates and prospects. At the same time, we maintained lesser positions in smaller biotechnology and medical technology companies with exceptional long-term earnings growth potential.

During the three-month period, consolidation continued in the healthcare sector. Fund holding R.P. Scherer Corporation is to be acquired by Cardinal Health, Inc., another Fund holding. DePuy, Inc. is to be acquired by Johnson & Johnson. The latter two companies are also Fund holdings.

Significant portfolio additions during the period included Pharmacia & Upjohn, Inc., which successfully launched a new drug for treatment of incontinence, a condition afflicting many elderly people. We also added QLT Photo-Therapeutics, Inc., a Canadian biotechnology company that has developed a unique therapy to halt the progression of age-related macular degeneration (AMD), a condition that causes blindness. Over two million people worIdwide have the severe form of AMD, the leading cause of blindness in the elderly. Some 200,000 new cases are diagnosed annually in North America alone, according to QLT PhotoTherapeutics, and no satisfactory treatment exists for the majority of these patients. QLT PhotoTherapeutics is moving the treatment through the worldwide regulatory process very rapidly.

In Conclusion
While capital market turbulence and Asian economic crisis dominate the headlines, important new medical discoveries and developments are being made. In addition,the use of modern and increasingly effective pharmaceuticals and medical devices is broadening throughout the world. New scientific concepts are being translated into useful products that may improve the quality and longevity of life. Merrill Lynch Healthcare Fund, Inc. endeavors to participate in many of these developments. The Fund seeks to balance the potential of less-seasoned scientifically based companies with the current commercial returns generated by more established companies that have substantial capital and organizational resources. Therefore, despite the challenges of the current investment environment, we continue to view the future of investing in the healthcare sector with exhilaration and optimism.

We thank you for your investment in Merrill Lynch Healthcare Fund, Inc., and we look forward to reviewing our outlook and strategy with you again in our next report to shareholders.

Sincerely,



(Arthur Zeikel)
Arthur Zeikel
President



(Jordan C. Schreiber)
Jordan C. Schreiber
Senior Vice President and
Portfolio Manager






August 27, 1998







Merrill Lynch Healthcare Fund, Inc., July 31, 1998


PERFORMANCE DATA


About Fund
Performance

Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing SM System, which offers four pricing alternatives:

* Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

* Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 8 years. (There is no initial sales charge for automatic share conversions.)

* Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

* Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the exdividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.


Recent
Performance
Results*
                                                                                             Ten Years/
                                                       12 Month           3 Month         Since Inception
                                                     Total Return       Total Return        Total Return
ML Healthcare Fund, Inc.--Class A Shares                +23.50%             +1.41%            +279.45%
ML Healthcare Fund, Inc.--Class B Shares                +22.20              +1.18             +253.54
ML Healthcare Fund, Inc.--Class C Shares                +22.17              +1.01             +131.49
ML Healthcare Fund, Inc.--Class D Shares                +23.07              +1.23             +133.34

*Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's inception dates are:Class A Shares, ten years ended 7/31/98; Class B Shares, 10/21/88; and Class C and Class D Shares, 10/21/94.


Average Annual
Total Return+++


                                     % Return Without % Return With
Class A Shares*                        Sales Charge    Sales Charge**

Year Ended 6/30/98                        +24.36%        +17.83%
Five Years Ended 6/30/98                  +20.27         +18.98
2/01/90++ through 6/30/98                 +15.47         +14.74
Ten Years Ended 6/30/98                   +14.22         +13.61

[FN]
 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.
++On February 1, 1990, Merrill Lynch Asset Management, L.P. became the sole investment adviser.


                                        % Return        % Return
Class B Shares*                        Without CDSC    With CDSC**

Year Ended 6/30/98                        +23.02%        +19.06%
Five Years Ended 6/30/98                  +19.08         +19.08
2/01/90++ through 6/30/98                 +14.28         +14.28
Inception (10/21/88) through 6/30/98      +13.76         +13.76

[FN]
 *Maximum contingent deferred sales charge is 4% and is reduced to 0%
  after 4 years.
**Assuming payment of applicable contingent deferred sales charge. ++On February 1, 1990, Merrill Lynch Asset Management, L.P. became the sole investment adviser.


                                        % Return        % Return
Class C Shares*                        Without CDSC    With CDSC**

Year Ended 6/30/98                        +23.31%        +22.32%
Inception (10/21/94) through 6/30/98      +25.13         +25.13

[FN]
 *Maximum contingent sales charge is 1% and is reduced to 0% after 1 year.
**Assuming payment of applicable contingent deferred sales charge.


                                     % Return Without % Return With
Class D Shares*                        Sales Charge    Sales Charge**

Year Ended 6/30/98                        +24.14%        +17.62%
Inception (10/21/94) through 6/30/98      +25.33         +23.52

[FN]
 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.


+++Important Note:
   Prior to April 27, 1992, Merrill Lynch Healthcare Fund, Inc. was known as Sci/Tech Holdings, Inc. and contained, in addition to a healthcare portfolio, a portfolio of technology securities. The data on pages 4 and 5 include the performance of the technology portfolio which is no longer part of the Fund. Set forth below are performance data which, for the period before April 27, 1992, include only the performance of the healthcare portfolio and a pro rata allocated portion of Sci/Tech Holdings, Inc.'s cash reserves. On February 1, 1990, Merrill Lynch Asset Management, L.P. became the sole investment adviser.



Performance
Results*
                                                   2/01/90 to 7/31/98++
                                                       Total Return

ML Healthcare Fund Class A Shares                        +360.07%
ML Healthcare Fund Class B Shares                        +331.81

[FN]
++Due to the inability to completely isolate the performance of Sci/Tech Holdings, Inc.'s technology portfolio from its healthcare portfolio, computations are based upon management's estimates of the healthcare portfolio.
 *Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included.



Average Annual
Total Return


                                     % Return Without % Return With
Class A Shares*                        Sales Charge    Sales Charge**

2/01/90++ through 6/30/98                 +19.69%        +18.93%

[FN]
 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.
++Due to the inability to completely isolate the performance of Sci/Tech Holdings, Inc.'s technology portfolio from its healthcare portfolio, computations are based upon management's estimates of the healthcare portfolio.


                                        % Return        % Return
Class B Shares*                        Without CDSC    With CDSC**

2/01/90++ through 6/30/98                 +18.79%        +18.79%

[FN]
 *Maximum contingent deferred sales charge is 4% and is reduced to 0%
  after 4 years.
**Assuming payment of applicable contingent deferred sales charge. ++Due to the inability to completely isolate the performance of
  Sci/Tech Holdings, Inc.'s technology portfolio from its healthcare portfolio, computations are based upon management's estimates of the healthcare portfolio.


Merrill Lynch Healthcare Fund, Inc., July 31, 1998

SCHEDULE OF INVESTMENTS
NORTH                                  Shares                                                                   Percent of
AMERICA            Industries           Held          Investments                       Cost         Value      Net Assets
Canada             Pharmaceutical--    30,000    QLT PhotoTherapeutics, Inc.       $    499,849   $    487,789        0.1%
                   Consumer
                                                 Investments in Canada                  499,849        487,789        0.1

United States      Biotechnology      150,000    Aphton Corp.                         3,184,625      1,725,000        0.4
                                      100,000    Aurora Biosciences Corp.               812,190        637,500        0.1
                                       50,000    COR Therapeutics, Inc.                 783,125        696,875        0.2
                                      100,000    Centocor, Inc.                       4,072,464      3,512,500        0.8
                                      260,000    Coulter Pharmaceuticals, Inc.        3,412,500      6,792,500        1.6
                                      300,000    Emisphere Technologies Inc.          4,799,613      3,000,000        0.7
                                      125,000    Genentech, Inc.                      8,204,428      8,632,813        2.1
                                       50,000    Guilford Pharmaceuticals Inc.        1,086,875        818,750        0.2
                                       20,000    Human Genome Sciences, Inc.            812,500        745,000        0.2
                                       30,000    IDEC Pharmaceuticals Corporation       753,750        705,000        0.2
                                       50,000    Immunex Corporation                  3,558,373      3,512,500        0.8
                                       30,000    Incyte Pharmaceuticals, Inc.         1,023,750      1,080,000        0.2
                                       35,000    Ligand Pharmaceuticals
                                                 Incorporated                           496,562        389,375        0.1
                                       55,000    MedImmune, Inc.                      2,792,187      3,231,250        0.8
                                       30,000    Neurex Corporation                     559,689      1,068,750        0.3
                                       60,000    Protein Design Labs, Inc.            1,890,844      1,132,500        0.3
                                                                                   ------------   ------------      ------
                                                                                     38,243,475     37,680,313        9.0

                   Diagnostics         20,200    NeoPath, Inc.                          260,150        112,363        0.0

                   Health Care Cost   100,000    Allegiance Corporation               2,270,250      5,912,500        1.4
                   Containment        160,000    AmeriSource Health Corporation
                                                 (Class A)                            8,722,452     12,180,000        2.9
                                       30,000    Bergen Brunswig Corporation          1,379,601      1,590,000        0.4
                                      160,000    Cardinal Health, Inc.                9,023,331     15,370,000        3.7
                                      250,000    Cerner Corporation                   6,817,644      7,093,750        1.7
                                      100,000    Columbia/HCA Healthcare
                                                 Corporation                          3,093,500      2,850,000        0.7
                                       50,000    Concentra Managed Care, Inc.         1,330,315      1,146,875        0.3
                                      100,000    HEALTHSOUTH Corporation              2,960,928      2,512,500        0.6
                                      149,096    IMS Health Incorporated              6,248,773      9,365,092        2.2
                                      180,000    McKesson Corporation                 7,118,366     14,512,500        3.5
                                      200,000    Medaphis Corporation                 1,693,210      1,112,500        0.3
                                       42,500    Synetic, Inc.                        2,037,500      2,199,375        0.5
                                      118,600    Tenet Healthcare Corp.               2,940,625      3,550,587        0.8
                                                                                   ------------   ------------      ------
                                                                                     55,636,495     79,395,679       19.0

                   Medical             70,000    Arterial Vascular Engineering, Inc.  3,088,160      2,765,000        0.7
                   Specialties         40,000    Bausch & Lomb Incorporated           2,079,864      2,045,000        0.5
                                       90,000    Becton Dickinson & Company           4,195,574      7,436,250        1.8
                                      100,000    Boston Scientific Corporation        6,294,498      7,662,500        1.8
                                       80,000    DePuy, Inc.                          1,946,665      2,740,000        0.7
                                       70,000    Guidant Corporation                  2,679,719      5,201,875        1.2
                                       85,000    Ilex Oncology Inc.                   1,020,000        626,875        0.2
                                       70,000    Medtronic, Inc.                      1,348,116      4,335,625        1.0
                                      150,000    Novoste Corporation                  3,949,063      2,531,250        0.6
                                       50,000    Ocular Sciences, Inc.                1,335,000      1,481,250        0.4
                                      400,000    Optical Sensors, Incorporated        3,984,376      1,450,000        0.3
                                      160,000    Parexel International Corporation    5,270,001      5,500,000        1.3
                                      125,000    ReSound Corporation                    701,405        601,562        0.1
                                       80,000    VISX, Incorporated                   2,002,642      5,000,000        1.2
                                                                                   ------------   ------------      ------
                                                                                     39,895,083     49,377,187       11.8

                   Pharmaceutical--   300,000    Warner-Lambert Co.                  14,648,200     22,668,750        5.5
                   Consumer

                   Pharmaceutical--    60,000    Abbott Laboratories                  2,294,925      2,493,750        0.6
                   Diversified         60,000    American Home Products
                                                 Corporation                          3,098,982      3,090,000        0.7
                                       80,000    Bristol-Myers Squibb Company         8,867,300      9,115,000        2.2
                                       90,000    Johnson & Johnson                    6,949,161      6,952,500        1.7
                                      100,000    Monsanto Company                     5,396,744      5,662,500        1.4
                                      100,000    Schering-Plough Corp.                6,641,100      9,675,000        2.3
                                                                                   ------------   ------------      ------
                                                                                     33,248,212     36,988,750        8.9

                   Pharmaceutical--   100,000    ALZA Corp.                           4,530,468      3,887,500        1.0
                   Prescription        80,000    Allergan, Inc.                       3,941,176      4,180,000        1.0
                                      124,100    Barr Laboratories, Inc.              4,405,550      4,009,981        1.0
                                      100,000    Forest Laboratories, Inc.            2,244,500      3,750,000        0.9
                                      100,000    Lilly (Eli) and Company              7,168,500      6,725,000        1.6
                                      250,000    Pfizer, Inc.                        13,250,943     27,500,000        6.6
                                      100,000    Pharmacia & Upjohn, Inc.             4,694,500      4,737,500        1.1
                                      250,000    SangStat Medical Corporation         8,156,517      5,875,000        1.4
                                      120,000    Scherer (R.P.) Corporation           8,917,940     10,912,500        2.6
                                      400,000    Sepracor Inc.                       13,843,790     21,600,000        5.2
                                       40,000    Watson Pharmaceuticals, Inc.         1,597,800      1,805,000        0.4
                                                                                   ------------   ------------      ------
                                                                                     72,751,684     94,982,481       22.8

                                                 Investments in the
                                                 United States                      254,683,299    321,205,523       77.0

                                                 Total Investments in
                                                 North America                      255,183,148    321,693,312       77.1


Merrill Lynch Healthcare Fund, Inc., July 31, 1998

SCHEDULE OF INVESTMENTS (concluded)
WESTERN                                Shares                                                                   Percent of
EUROPE             Industries           Held          Investments                       Cost         Value      Net Assets
Denmark            Pharmaceutical--    10,000    Novo Nordisk A/S (Class B)        $  1,329,802   $  1,323,673        0.3%
                   Prescription

                                                 Investments in Denmark               1,329,802      1,323,673        0.3
Finland            Health Care Cost   454,500    Tamro OY                             3,495,250      2,943,163        0.7
                   Containment

                   Pharmaceutical--   140,000    Orion-yhtymae OY (Class B)           3,660,185      4,299,802        1.0
                   Diversified

                                                 Investments in Finland               7,155,435      7,242,965        1.7

France             Pharmaceutical--    18,966    Synthelabo S.A.                      2,477,793      2,932,526        0.7
                   Diversified

                                                 Investments in France                2,477,793      2,932,526        0.7

Germany            Pharmaceutical--    50,000    BASF AG                              2,290,305      2,298,285        0.6
                   Diversified

                                                 Investments in Germany               2,290,305      2,298,285        0.6

Ireland            Pharmaceutical--   105,000    Elan Corporation PLC (ADR)*          5,385,300      7,560,000        1.8
                   Prescription

                                                 Investments in Ireland               5,385,300      7,560,000        1.8

Sweden             Pharmaceutical--   250,000    OXiGENE, Inc.                        3,639,757      2,562,500        0.6
                   Prescription

                                                 Investments in Sweden                3,639,757      2,562,500        0.6

Switzerland        Pharmaceutical--     5,000    Novartis AG (Registered)             7,545,794      8,440,207        2.0
                   Consumer

                   Pharmaceutical--       800    Roche Holding AG                     8,972,654      8,621,500        2.1
                   Prescription

                                                 Investments in Switzerland          16,518,448     17,061,707        4.1

United Kingdom     Medical            150,000    Nycomed-Amersham PLC                 1,114,342      1,001,232        0.2
                   Specialties

                   Pharmaceutical--   700,000    Shire Pharmaceuticals Group PLC      4,263,086      5,491,234        1.3
                   Diversified         40,000    Shire Pharmaceuticals Group
                                                 PLC (ADR)*                             992,500        960,000        0.2
                                       50,000    SmithKline Beecham PLC                 641,208        581,598        0.2
                                                                                   ------------   ------------      ------
                                                                                      5,896,794      7,032,832        1.7

                   Pharmaceutical--   300,000    Glaxo Wellcome PLC                   9,141,017      9,266,304        2.2
                   Prescription        60,000    Zeneca Group PLC                     2,278,039      2,278,294        0.6
                                                                                   ------------   ------------      ------
                                                                                     11,419,056     11,544,598        2.8

                                                 Investments in the
                                                 United Kingdom                      18,430,192     19,578,662        4.7

                                                 Total Investments in
                                                 Western Europe                      57,227,032     60,560,318       14.5


SHORT-TERM                             Face
SECURITIES                            Amount              Investments

                   Commercial     $16,658,000    General Motors Acceptance Corp.,
                   Paper**                       5.69% due 8/03/1998                 16,652,734     16,652,734        4.0

                   US Government   20,000,000    Federal Home Loan Mortgage Corp.,
                   Agency                        5.48% due 8/13/1998                 19,963,467     19,963,467        4.8
                   Obligations**

                                                 Total Investments in
                                                 Short-Term Securities               36,616,201     36,616,201        8.8

                   Total Investments                                               $349,026,381    418,869,831      100.4
                                                                                   ============
                   Liabilities in Excess of Other Assets                                            (1,600,892)      (0.4)
                                                                                                  ------------      ------
                   Net Assets                                                                     $417,268,939      100.0%
                                                                                                  ============      ======

                   Net Asset Value:    Class A--Based on net assets of $147,628,701
                                                and 27,292,955 shares outstanding                 $       5.41
                                                                                                  ============
                                       Class B--Based on net assets of $216,683,594
                                                and 48,508,343 shares outstanding                 $       4.47
                                                                                                  ============
                                       Class C--Based on net assets of $22,479,513
                                                and 5,028,062 shares outstanding                  $       4.47
                                                                                                  ============
                                       Class D--Based on net assets of $30,477,131
                                                and 5,883,659 shares outstanding                  $       5.18
                                                                                                  ============


                  *American Depositary Receipts (ADR).
                 **Commercial Paper and certain US Government Agency Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Company.




Merrill Lynch Healthcare Fund, Inc., July 31, 1998


PORTFOLIO CHANGES


For the Quarter Ended July 31, 1998

Additions

 Abbott Laboratories
*Advanced Polymer Systems, Inc.
*Agouron Pharmaceuticals
 Allergan, Inc.
 American Home Products Corporation
*Amgen Inc.
 Aurora Biosciences Corp.
 Bergen Brunswig Corporation
*EntreMed Inc.
 Glaxo Wellcome PLC
*ICONPLC(ADR)
 IMS Health Incorporated
 Immunex Corporation
 Incyte Pharmaceuticals, Inc.
 Johnson & Johnson
 MedImmune, Inc.
*Nielson Media Research Inc.
 Nycomed-Amersham PLC
 OXiGENE, Inc.
 Pharmacia & Upjohn, Inc.
 QLT PhotoTherapeutics, Inc.
 Shire Pharmaceuticals Group PLC (ADR)
*Vertex Pharmaceuticals Inc.


Deletions

*Advanced Polymer Systems, Inc.
 Affymetrix, Inc.
*Agouron Pharmaceuticals
 Alliance Pharmaceutical Corp.
*Amgen Inc.
 Biora AB
 C.R. Bard, Inc.
 Clintrials Research Inc.
 Conceptus, Inc.
*EntreMed Inc.
 Fresenius AG (Preferred)
 Fresenius Medical Care AG (ADR)
 Gilead Sciences, Inc.
*ICONPLC(ADR)
 Incentive AB (B Shares)
 InControl, Inc.
 Magainin Pharmaceuticals, Inc.
 Merck & Co., Inc.
 Nanogen Inc.
*Nielson Media Research Inc.
 Quintiles Transnational Corp.
 United Healthcare Corporation
*Vertex Pharmaceuticals Inc.
 Walsh International, Inc.


[FN]
*Added and deleted in the same quarter.



PORTFOLIO INFORMATION


Worldwide
Investments
As of 7/31/98


Ten Largest Holdings                    Percent of
Represented in the Portfolio            Net Assets

Pfizer, Inc.                                6.6%
Warner-Lambert Co.                          5.5
Sepracor Inc.                               5.2
Cardinal Health, Inc.                       3.7
McKesson Corporation                        3.5
AmeriSource Health Corporation
   (Class A)                                2.9
Scherer (R.P.) Corporation                  2.6
Schering-Plough Corp.                       2.3
IMS Health Incorporated                     2.2
Glaxo Wellcome PLC                          2.2


Breakdown of Securities                 Percent of
By Country                              Net Assets

United States*                             77.0%
United Kingdom                              4.7
Switzerland                                 4.1
Ireland                                     1.8
Finland                                     1.7
France                                      0.7
Sweden                                      0.6
Germany                                     0.6
Denmark                                     0.3
Canada                                      0.1

[FN]
*Excludes short-term investments.


Industries Represented                 Percent of
In the Portfolio                       Net Assets

Pharmaceutical-Prescription                30.4%
Health Care Cost Containment               19.7
Pharmaceutical-Diversified                 12.9
Medical Specialties                        12.0
Biotechnology                               9.0
Pharmaceutical-Consumer                     7.6
Diagnostics                                 0.0